INVESTMENTS IN UNCONSOLIDATED AFFILIATES	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN UNCONSOLIDATED AFFILIATES
NOTE 22 — INVESTMENTS IN UNCONSOLIDATED AFFILIATES
As of December 31, 2024, Dole’s investments in unconsolidated affiliates were $129.3 million, of which $126.2 million represented equity method investments, and $3.1 million represented investments in which Dole does not have significant influence. As of December 31, 2023, Dole’s investments in unconsolidated affiliates were $131.7 million, of which $128.3 million represented equity method investments, and $3.4 million represented investments in which Dole does not have significant influence. There are no significant investees in which Dole holds 20.0% or more of their voting stock that are not accounted for using the equity method of accounting.
Dole’s consolidated net income includes its proportionate share of the net income or loss of equity method investments in affiliates. When Dole records its proportionate share of net income, it increases equity method earnings in the consolidated statements of operations and the carrying value in that investment in the consolidated balance sheets. Conversely, when Dole records its proportionate share of a net loss, it decreases equity method earnings in the consolidated statements of operations and the carrying value in that investment in the consolidated balance sheets. Cash dividends received from investments in which Dole does not have significant influence are recorded in other income, net, and have historically not been significant.
Investments in Other Unconsolidated affiliates
A rollforward of the carrying amount of Dole’s investments in unconsolidated affiliates as of December 31, 2024 and December 31, 2023 was as follows:

Amount
(U.S. Dollars in thousands)
Carrying amount as of December 31, 2022	$124,234
Share of income after investee tax	14,721
Additions	532
Subsidiary becoming equity method investment	(84)
Disposals	(1,046)
Dividends received from investments	(9,388)
Foreign exchange impact and other	2,735
Carrying amount as of December 31, 2023	131,704
Share of income after investee tax	16,187
Impairment of equity method investments	(7,158)
Additions	1,769
Equity method investment becoming subsidiary	(925)
Disposals	(985)
Dividends received from investments	(7,049)
Foreign exchange impact and other	(4,221)
Carrying amount as of December 31, 2024	$129,322
The Company’s investees recognized investee income tax expense of $4.9 million, $5.8 million and $4.4 million during the years ended December 31, 2024, December 31, 2023, and December 31, 2022, respectively, related to equity method investments. These amounts are included within equity method earnings in the consolidated statements of operations.
Impairment of equity method investment
For the year ended December 31, 2024, the Company recognized an impairment loss on an investment in North America for $7.2 million. Impairment losses for December 31, 2023, and December 31, 2022 were not material.
Investments in unconsolidated affiliates becoming subsidiaries
For the years ended December 31, 2024, December 31, 2023, and December 31, 2022 step-up acquisitions were not material.
Disposal of equity method investees
During the year ended December 31, 2024, the Company disposed of a 26% investment in a South African company which had a carrying value of $0.5 million as of the disposal date. As a result of the disposal, the Company recognized a loss of $0.5 million.
During the year ended December 31, 2023, the Company disposed of its 50% investment in a U.S company, which had a carrying value of $1.1 million as of the disposal date. As a result of this disposal, the Company recognized a gain of $0.5 million.
During the year ended December 31, 2022, the Company disposed of its 50% investment in a fresh produce company based in India, which had a carrying value of $1.1 million as of the disposal date. As a result of this disposal, the Company recognized a $0.6 million loss.
Summarized Financial Information - Other Investments
Summarized aggregated financial information for all other equity method investments for the years ended December 31, 2024, December 31, 2023 and December 31, 2022 and as of December 31, 2024 and December 31, 2023 are as follows in the tables below. Unless stated otherwise, the information reflects the amounts reported in the financial statements of the investment entities rather than the share attributable to the Company.

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022

Summary Statements of Operations:	(U.S. Dollars in thousands)
Revenue, net	$1,977,013	$1,872,916	$1,720,489
Cost of sales	(1,840,701)	(1,743,920)	(1,614,293)
Other activity	(105,718)	(103,921)	(88,759)
Net income	$30,594	$25,075	$17,437
Net income attributable to Dole plc	$16,187	$14,721	$7,270

	December 31, 2024	December 31, 2023

Summary Balance Sheets:	(U.S. Dollars in thousands)
Current assets	$435,733	$398,628
Non-current assets	290,138	315,862
Current liabilities	(338,855)	(295,022)
Non-current liabilities	(118,954)	(148,892)
Noncontrolling interest	(1,945)	(1,616)
Net assets	$266,117	$268,960
Dole plc share of net assets	104,670	100,263
Goodwill	21,504	28,043
Carrying amount of investments	$126,174	$128,306
Transactions with Other Unconsolidated affiliates
The following table presents sales to and purchases from other investments in unconsolidated affiliates for the years ended December 31, 2024, December 31, 2023 and December 31, 2022:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Sales	$126,396	$127,642	$121,092
Purchases	175,661	166,676	161,841
The following tables presents amounts due from and to investments in unconsolidated affiliates as of December 31, 2024 and December 31, 2023:

	December 31, 2024	December 31, 2023

	(U.S. Dollars in thousands)
Amounts due from investments in unconsolidated affiliates presented within trade receivables	$26,053	$25,066
Amounts due from investments in unconsolidated affiliates presented within other receivables	2,374	4,138
Amounts due to investments in unconsolidated affiliates presented within accounts payable	(9,788)	(10,514)
Amounts due from investments in unconsolidated affiliates presented within other assets	8,132	9,220
Reconciliation of Equity Method Earnings
The following table provides a reconciliation of equity method earnings in the consolidated statements of operations for the years ended December 31, 2024, December 31, 2023 and December 31, 2022:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Share of equity method earnings, net of investee tax	16,187	14,721	7,270
Impairment of equity method investment	(7,158)
Loss on step-up acquisition of equity method investments	(196)	—	—
(Loss) gain on disposal of equity method investments	(525)	470	(544)
Equity method earnings	$8,308	$15,191	$6,726